Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share
15. Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Nine Months Ended September 30,
	2020	2019
Numerator:
Net loss	$(178,040)	$(65,643)
Net income (loss) attributable to non-controlling interest	(3,920)	(884)

Net loss attributable to American Well Corporation	$(174,120)	$(64,759)

Denominator:
Weighted-average common shares outstanding—basic and diluted	51,492,988	41,805,929

Net loss per share attributable to common stockholders—basic and diluted	$(3.38)	$(1.55)

The Company’s potential dilutive securities, which include stock options, convertible preferred stock and unvested restricted stock units, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Nine Months Ended September 30,
	2020	2019
Convertible preferred stock (as converted to common stock)	—	113,762,320
Unvested restricted stock units	5,455,654	—
Options to purchase shares of common stock	24,064,300	23,712,967

	29,519,954	137,475,287

24. Net Loss per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year Ended December 31,
	2018	2019
Numerator:
Net loss	$(52,312)	$(88,366)
Net income (loss) attributable to non-controlling interest	362	(1,176)

Net loss attributable to American Well Corporation	$(52,674)	$(87,190)

Denominator:
Weighted-average common shares outstanding—basic and diluted	40,583,826	41,138,798

Net loss per share attributable to common stockholders—basic and diluted	$(1.30)	$(2.12)

The Company’s potential dilutive securities, which include stock options, convertible preferred stock and unvested restricted stock units, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted-average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares equivalents presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2018	2019
Convertible preferred stock (as converted to common stock)	113,762,318	123,313,703
Unvested restricted stock units	—	2,322,408
Options to purchase shares of common stock	23,362,669	24,917,003

	137,124,987	150,553,114